Putnam Investments
                                        One Post Office Square
                                        Boston, MA 02109
                                        February 3, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Funds Trust (the "Fund") (Reg. No. 333-515) (811-07513)
    Post-Effective Amendment No. 64 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information, relating to Putnam Prime Money Market Fund, that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 64 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 2005.

Comments or questions concerning this certificate may be directed to Stephen J. Tate at 1-800-225-2465, ext. 1-1648.

                                        Very truly yours,

                                        PUTNAM FUNDS TRUST

                                        /s/ Charles E. Porter
                                     By:_____________________________________
                                        Charles E. Porter
                                        Executive Vice President, Associate
                                        Treasurer and Principal Executive
                                        Officer

cc: Jason P. Pogorelec, Esq., Ropes & Gray LLP